Loans and asset quality - Credit Risk Profile by Origination (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) businessDay	Dec. 31, 2024 USD ($) businessDay
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	$ 15,861	$ 9,744
Year two	1,862	2,325
Year three	1,702	3,710
Year four	3,355	2,957
Year five	2,589	1,603
Prior	6,269	6,398
Amortized cost	46,002	41,196
Converted to term loans – Amortized cost	175	118
Total	77,815	68,051
Accrued interest receivable	286	336
Loans	80,615	71,570
Wealth management mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	633	495
Year two	270	798
Year three	647	1,585
Year four	1,486	1,812
Year five	1,724	818
Prior	3,812	3,423
Amortized cost	14	19
Converted to term loans – Amortized cost	0	0
Total	8,586	8,950
Wealth management loans and mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	14	3
Year two	0	29
Year three	28	33
Year four	27	110
Year five	52	33
Prior	93	109
Amortized cost	9,131	8,281
Converted to term loans – Amortized cost	175	100
Total	9,520	8,698
Accrued interest receivable	49	50
Wealth management mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
Writeoff	1	1
Other residential mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	416	15
Year two	324	148
Year three	242	529
Year four	492	184
Year five	171	5
Prior	175	187
Amortized cost	0	0
Converted to term loans – Amortized cost	0	0
Total	1,820	1,068
Accrued interest receivable	6	4
Writeoff	1	1
Capital call financing
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	230	91
Year two	130	0
Year three	0	0
Year four	0	0
Year five	0	0
Prior	0	0
Amortized cost	4,976	5,072
Converted to term loans – Amortized cost	0	0
Total	5,336	5,163
Accrued interest receivable	24	28
Loans	5,336	5,163
Other loans
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	0	0
Year two	0	0
Year three	0	0
Year four	0	10
Year five	7	31
Prior	85	562
Amortized cost	4,441	3,063
Converted to term loans – Amortized cost	0	0
Total	4,533	3,666
Accrued interest receivable	8	6
Loans	4,533	3,666
Margin loans
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	12,457	7,732
Year two	0	0
Year three	0	0
Year four	0	0
Year five	0	0
Prior	0	0
Amortized cost	13,796	11,405
Converted to term loans – Amortized cost	0	0
Total	26,253	19,137
Accrued interest receivable	37	38
Loans	26,253	19,137
Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Loans	$ 2,800	$ 3,519
Overdraft repayment period | businessDay	2	2
Overdrafts | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Loans	$ 2,800	$ 3,519
Commercial real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Writeoff	25	82
Investment grade | Loans receivable
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	14	3
Year two	0	29
Year three	28	33
Year four	27	110
Year five	52	33
Prior	93	109
Amortized cost	9,003	8,261
Converted to term loans – Amortized cost	175	100
Total	9,392	8,678
Non-investment grade | Loans receivable
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	0	0
Year two	0	0
Year three	0	0
Year four	0	0
Year five	0	0
Prior	0	0
Amortized cost	128	20
Converted to term loans – Amortized cost	0	0
Total	128	20
Commercial
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	55	55
Year two	66	98
Year three	45	20
Year four	16	72
Year five	49	0
Prior	104	116
Amortized cost	1,413	1,059
Converted to term loans – Amortized cost	0	0
Total	1,748	1,420
Accrued interest receivable	1	2
Commercial | Investment grade
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	55	41
Year two	55	69
Year three	45	20
Year four	16	55
Year five	49	0
Prior	104	116
Amortized cost	1,357	1,010
Converted to term loans – Amortized cost	0	0
Total	1,681	1,311
Commercial | Non-investment grade
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	0	14
Year two	11	29
Year three	0	0
Year four	0	17
Year five	0	0
Prior	0	0
Amortized cost	56	49
Converted to term loans – Amortized cost	0	0
Total	67	109
Commercial real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	1,251	731
Year two	699	882
Year three	665	1,513
Year four	1,324	743
Year five	562	674
Prior	2,000	2,001
Amortized cost	209	220
Converted to term loans – Amortized cost	0	18
Total	6,710	6,782
Accrued interest receivable	25	28
Commercial real estate | Investment grade
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	989	396
Year two	412	567
Year three	499	762
Year four	617	392
Year five	343	460
Prior	1,280	1,384
Amortized cost	156	126
Converted to term loans – Amortized cost	0	0
Total	4,296	4,087
Commercial real estate | Non-investment grade
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	262	335
Year two	287	315
Year three	166	751
Year four	707	351
Year five	219	214
Prior	720	617
Amortized cost	53	94
Converted to term loans – Amortized cost	0	18
Total	2,414	2,695
Financial institutions
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	805	622
Year two	373	370
Year three	75	30
Year four	10	26
Year five	24	42
Prior	0	0
Amortized cost	12,022	12,077
Converted to term loans – Amortized cost	0	0
Total	13,309	13,167
Accrued interest receivable	112	157
Financial institutions | Investment grade
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	686	491
Year two	373	370
Year three	75	20
Year four	10	26
Year five	24	42
Prior	0	0
Amortized cost	10,552	10,363
Converted to term loans – Amortized cost	0	0
Total	11,720	11,312
Financial institutions | Non-investment grade
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	119	131
Year two	0	0
Year three	0	10
Year four	0	0
Year five	0	0
Prior	0	0
Amortized cost	1,470	1,714
Converted to term loans – Amortized cost	0	0
Total	1,589	1,855
Wealth management mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
Accrued interest receivable	$ 24	$ 23